Schwab Strategic Trust
Schwab Ultra-Short Income ETF

Portfolio Holdings as of September 30, 2025 (Unaudited)

For fixed rate securities, the rate shown is the coupon rate (the rate established when the security was issued). For variable rate securities, the rate shown is the interest rate as of the report date based on each security’s rate reset date and if the coupon rate is not available, the effective yield at the time of purchase is shown and when a security is purchased with a zero coupon rate, the effective yield at the time of purchase is shown. The reference rate and spread used is shown parenthetically in the security description, if available; if not, the reference rate is described in a footnote. The maturity date shown for all the securities is the final legal maturity. Securities whose maturities at the time of acquisition were one year or less are categorized under Short-Term Investments.
ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
CORPORATES 34.6% OF NET ASSETS
Financial Institutions 20.3%
Banking 15.7%
American Express Co.	(a)	2.55%	03/04/27	925,000	907,083
American Express Co.	(a)	3.30%	05/03/27	1,000,000	990,420
Bank of Montreal	(a)	5.27%	12/11/26	600,000	608,538
Bank of Nova Scotia		2.70%	08/03/26	600,000	593,574
Bank of Nova Scotia	(a)	1.30%	09/15/26	500,000	487,595
Bank of Nova Scotia		5.25%	06/12/28	1,000,000	1,032,220
Canadian Imperial Bank of Commerce	(a)	5.93%	10/02/26	725,000	738,601
Capital One Financial Corp.	(a)	3.80%	01/31/28	1,000,000	992,330
Deutsche Bank AG	(a)(b)	2.13%	11/24/26	400,000	398,564
Goldman Sachs Group, Inc.	(a)	3.50%	11/16/26	437,000	434,269
Mizuho Financial Group, Inc.	(a)(b)	1.23%	05/22/27	1,100,000	1,078,968
Morgan Stanley	(a)(b)	0.99%	12/10/26	1,205,000	1,197,192
Morgan Stanley	(a)(b)	5.05%	01/28/27	525,000	526,176
National Australia Bank Ltd.		4.31%	06/13/28	1,500,000	1,514,325
PNC Bank NA	(a)(b)	4.54%	05/13/27	985,000	986,655
PNC Financial Services Group, Inc.	(a)	2.60%	07/23/26	475,000	469,718
Royal Bank of Canada	(a)	1.20%	04/27/26	425,000	418,234
Sumitomo Mitsui Financial Group, Inc.		2.63%	07/14/26	1,820,000	1,799,943
Sumitomo Mitsui Financial Group, Inc.		1.40%	09/17/26	500,000	487,675
Toronto-Dominion Bank	(a)	4.57%	12/17/26	500,000	502,915
Truist Financial Corp.	(a)	1.13%	08/03/27	2,000,000	1,897,840
U.S. Bancorp	(a)	3.95%	11/17/25	550,000	549,736
U.S. Bancorp	(a)	3.15%	04/27/27	430,000	424,767
					19,037,338
Brokerage/Asset Managers/Exchanges 0.2%
Jefferies Financial Group, Inc.	(a)	4.85%	01/15/27	125,000	126,095
Jefferies Financial Group, Inc.		6.45%	06/08/27	100,000	103,584
					229,679
Insurance 3.1%
American International Group, Inc.	(a)	4.20%	04/01/28	2,130,000	2,132,662
Elevance Health, Inc.	(a)	1.50%	03/15/26	603,000	596,313

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Elevance Health, Inc.	(a)	4.50%	10/30/26	500,000	502,200
Elevance Health, Inc.	(a)	4.10%	03/01/28	500,000	499,820
					3,730,995
REITs 1.3%
Digital Realty Trust LP	(a)(c)	4.45%	07/15/28	1,000,000	1,007,680
Simon Property Group LP	(a)	1.38%	01/15/27	550,000	531,960
					1,539,640
					24,537,652
Industrial 12.1%
Basic Industry 0.3%
Westlake Corp.	(a)(c)	3.60%	08/15/26	355,000	352,785
Communications 1.9%
AT&T, Inc.	(a)	1.70%	03/25/26	150,000	148,279
Comcast Corp.	(a)(c)	3.15%	03/01/26	600,000	597,618
Comcast Corp.	(a)	2.35%	01/15/27	315,000	308,826
T-Mobile USA, Inc.	(a)(c)	2.63%	04/15/26	130,000	128,964
Walt Disney Co.	(c)(d)	7.28%	06/30/28	1,000,000	1,080,560
					2,264,247
Consumer Cyclical 1.3%
Home Depot, Inc.	(a)	3.00%	04/01/26	600,000	597,054
Toyota Motor Corp.	(a)	5.28%	07/13/26	600,000	605,238
VICI Properties LP/VICI Note Co., Inc.	(a)(d)	5.75%	02/01/27	220,000	222,836
VICI Properties LP/VICI Note Co., Inc.	(a)(d)	3.75%	02/15/27	150,000	148,407
					1,573,535
Consumer Non-Cyclical 2.6%
AbbVie, Inc.	(a)	3.20%	05/14/26	530,000	527,689
CVS Health Corp.	(a)	2.88%	06/01/26	150,000	148,652
CVS Health Corp.	(a)	3.00%	08/15/26	125,000	123,724
CVS Health Corp.	(a)	4.30%	03/25/28	750,000	750,562
Gilead Sciences, Inc.	(a)	3.65%	03/01/26	305,000	304,640
Kroger Co.	(a)	3.50%	02/01/26	150,000	149,618
Philip Morris International, Inc.	(a)	5.00%	11/17/25	600,000	600,492
Philip Morris International, Inc.	(a)	2.75%	02/25/26	375,000	372,870
Tyson Foods, Inc.	(a)	3.55%	06/02/27	250,000	247,600
					3,225,847
Energy 3.2%
ConocoPhillips Co.	(a)(c)	4.40%	07/15/27	525,000	528,045
EQT Corp.	(a)	6.50%	07/01/27	245,000	250,958
Exxon Mobil Corp.	(a)	3.04%	03/01/26	600,000	597,810
Kinder Morgan, Inc.	(a)(c)	4.30%	03/01/28	1,000,000	1,004,730
Schlumberger Holdings Corp.	(a)(d)	4.00%	12/21/25	530,000	529,327
Schlumberger Holdings Corp.	(a)(d)	5.00%	05/29/27	950,000	964,136
					3,875,006
Technology 2.8%
Broadcom Corp./Broadcom Cayman Finance Ltd.	(a)(c)	3.88%	01/15/27	125,000	125,000
Broadcom, Inc.	(a)	5.05%	07/12/27	250,000	254,377

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Equinix, Inc.	(a)	1.45%	05/15/26	300,000	294,972
Fiserv, Inc.	(a)	5.15%	03/15/27	125,000	126,705
Fiserv, Inc.	(a)	5.45%	03/02/28	450,000	462,771
Hewlett Packard Enterprise Co.	(a)	4.45%	09/25/26	125,000	125,528
Intel Corp.	(a)	3.15%	05/11/27	105,000	103,369
International Business Machines Corp.	(a)	3.30%	05/15/26	540,000	537,608
Oracle Corp.	(a)	2.65%	07/15/26	150,000	148,245
Oracle Corp.	(a)	2.30%	03/25/28	500,000	478,090
Synopsys, Inc.		4.55%	04/01/27	750,000	754,995
					3,411,660
					14,703,080
Utility 2.2%
Electric 2.2%
Dominion Energy, Inc.	(a)	3.90%	10/01/25	150,000	150,000
Dominion Energy, Inc.	(a)	4.25%	06/01/28	900,000	901,827
National Rural Utilities Cooperative Finance Corp.	(a)	5.60%	11/13/26	500,000	508,305
Xcel Energy, Inc.	(a)	3.35%	12/01/26	400,000	396,144
Xcel Energy, Inc.	(a)	4.75%	03/21/28	750,000	759,847
					2,716,123
Total Corporates (Cost $41,844,161)					41,956,855

SHORT-TERM INVESTMENTS 49.9% OF NET ASSETS

CERTIFICATES OF DEPOSIT 17.4% OF NET ASSETS
Banco Bilbao Vizcaya Argentaria SA		4.50%	10/31/25	1,000,000	1,000,259
BANK OF AMERICA NA		4.50%	01/07/26	100,000	100,083
Bank of Montreal		4.40%	10/24/25	1,000,000	1,000,139
BARCLAYS BANK PLC (NEW YORK BRANCH)
(SOFR + 0.35%)	(e)	4.51%	10/24/25	515,000	515,086
BNP Paribas SA		4.52%	12/03/25	1,000,000	1,000,564
Canadian Imperial Bank of Commerce
(SOFR + 0.30%)	(e)	4.43%	02/09/26	310,000	310,213
(SOFR + 0.37%)	(a)(e)	4.53%	09/09/26	1,000,000	1,000,099
Credit Agricole Corporate & Investment Bank SA		4.22%	02/02/26	1,700,000	1,701,296
CREDIT AGRICOLE CORPORATE AND INVESTMENT BANK (NEW YORK BRANCH)		4.42%	11/05/25	900,000	900,258
Credit Industriel et Commercial
(SOFR + 0.34%)	(e)	4.47%	02/06/26	1,000,000	1,000,741
Deutsche Bank AG
(SOFR + 0.37%)	(e)	4.53%	02/05/26	1,108,000	1,108,720
Mitsubishi UFJ Trust & Banking Corp.
(SOFR + 0.24%)	(e)	4.37%	01/27/26	1,400,000	1,400,370
MIZUHO BANK LTD (NEW YORK BRANCH)
(SOFR + 0.27%)	(e)	4.43%	11/06/25	1,000,000	1,000,187

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
MUFG Bank Ltd.		4.35%	01/26/26	1,000,000	1,000,684
Natixis SA		4.51%	02/20/26	350,000	350,476
OVERSEA CHINESE BANKING CORPORATION LTD (NEW YORK BRANCH)
(SOFR + 0.22%)	(e)	4.38%	12/01/25	2,000,000	2,000,423
ROYAL BANK OF CANADA (NEW YORK BRANCH)
(SOFR + 0.32%)	(e)	4.45%	05/15/26	1,700,000	1,701,097
Toronto-Dominion Bank	(a)	4.40%	07/27/26	390,000	391,469
TORONTO-DOMINION BANK (NEW YORK BRANCH)
		4.58%	11/14/25	220,000	220,073
		4.55%	12/16/25	145,000	145,087
(SOFR + 0.30%)	(e)	4.46%	03/18/26	210,000	210,120
TRUIST BANK		4.35%	10/31/25	1,500,000	1,500,136
Westpac Banking Corp.		4.32%	03/19/26	1,500,000	1,501,123
Total Certificates Of Deposit (Cost $21,047,860)					21,058,703

ASSET-BACKED COMMERCIAL PAPER 9.2% OF NET ASSETS
Antalis SA
	(d)(f)	4.15%	10/02/25	250,000	249,943
	(d)(f)	4.15%	10/03/25	1,275,000	1,274,561
Barclays Bank PLC	(d)(f)	4.30%	02/09/26	935,000	921,100
Cabot Trail Funding LLC	(d)(f)	4.30%	02/03/26	100,000	98,592
FALCON ASSET FUNDING LLC
(SOFR + 0.28%)	(a)(d)(e)	4.44%	01/05/26	1,100,000	1,100,003
(SOFR + 0.37%)	(a)(d)(e)	4.53%	02/06/26	610,000	610,107
(SOFR + 0.28%)	(d)(e)	4.44%	04/27/26	1,500,000	1,500,197
LMA-Americas LLC	(d)(f)	4.42%	10/01/25	330,000	329,962
Mainbeach Funding LLC	(d)(f)	4.29%	02/05/26	1,300,000	1,281,322
Podium Funding Trust
	(f)	4.46%	12/10/25	1,000,000	991,962
	(f)	4.27%	02/03/26	800,000	788,856
PRICOA SHORT TERM FUNDING LLC	(d)(f)	4.46%	11/03/25	2,000,000	1,992,187
Total Asset-Backed Commercial Paper (Cost $11,136,546)					11,138,792

FINANCIAL COMPANY COMMERCIAL PAPER 18.0% OF NET ASSETS
ANZ New Zealand International Ltd.	(c)(d)(f)	4.30%	02/17/26	1,500,000	1,476,861
BPCE SA
	(d)(f)	4.43%	11/13/25	1,100,000	1,094,481
	(d)(f)	4.25%	02/13/26	1,000,000	984,967
Canadian Imperial Bank of Commerce	(d)(f)	4.26%	02/09/26	2,000,000	1,970,310
Credit Industriel et Commercial	(d)(f)	4.27%	02/11/26	184,000	181,271
HSBC USA, Inc.	(d)(f)	4.43%	02/10/26	445,000	438,257

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Lloyds Bank Corporate Markets PLC	(f)	4.42%	02/09/26	800,000	788,302
Macquarie Bank Ltd.
	(d)(f)	4.49%	10/22/25	1,000,000	997,488
	(d)(f)	4.35%	12/09/25	400,000	396,855
	(d)(f)	4.33%	02/12/26	600,000	591,068
	(d)(f)	4.33%	03/19/26	250,000	245,309
MetLife Short Term Funding LLC	(d)(f)	4.41%	01/02/26	835,000	826,349
National Bank of Canada
	(d)(f)	4.41%	11/04/25	600,000	597,604
	(d)(f)	4.39%	02/05/26	250,000	246,467
	(d)(f)	4.20%	05/04/26	2,100,000	2,050,961
Natixis SA	(f)	4.25%	02/06/26	250,000	246,424
Nordea Bank Abp	(d)(f)	4.25%	02/09/26	2,700,000	2,660,822
ROYAL BANK OF CANADA
	(d)(f)	4.50%	02/02/26	500,000	493,113
	(d)(f)	4.19%	05/19/26	900,000	877,657
Skandinaviska Enskilda Banken AB	(d)(f)	4.39%	03/02/26	1,800,000	1,769,557
Sumitomo Mitsui Trust Bank Ltd.	(d)(f)	4.45%	10/22/25	2,400,000	2,394,023
TORONTO-DOMINION BANK/THE	(d)(f)	4.50%	10/09/25	500,000	499,488
Total Financial Company Commercial Paper (Cost $21,814,577)					21,827,634

NON-FINANCIAL COMPANY COMMERCIAL PAPER 2.2% OF NET ASSETS
TotalEnergies Capital SA	(c)(d)(f)	4.45%	10/10/25	480,000	479,449
TOTALENERGIES CAPITAL SA	(c)(d)(f)	4.48%	10/17/25	2,200,000	2,195,706
Total Non-Financial Company Commercial Paper (Cost $2,675,195)					2,675,155

VARIABLE RATE DEMAND NOTES 3.1% OF NET ASSETS
Greyshoe Issuing Trust
Taxable Variable Rate Demand Notes Series 2022 (LOC: Federal Home Loan Banks)	(a)(c)(g)	4.20%	12/01/72	1,000,000	1,000,000
Jefferson Westchester LLC	(a)(c)(g)	4.20%	11/01/63	1,000,000	1,000,000

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	FACE AMOUNT ($)	VALUE ($)
Keep Memory Alive
Taxable Variable Rate Demand Notes Series 2013 (LOC: PNC BANK NA)	(a)(c)(g)	4.17%	05/01/37	1,700,000	1,700,000
Total Variable Rate Demand Notes (Cost $3,700,000)					3,700,000
Total Short-Term Investments (Cost $60,374,178)					60,400,284

ISSUER	FOOTNOTES	RATE	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
REPURCHASE AGREEMENTS 14.9% OF NET ASSETS
U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENTS* 2.8%
BOFA SECURITIES INC
Issued 09/30/25, repurchase date 10/01/25		4.21%	10/01/25	400,047	400,000
(Collateralized by U.S. Treasury and U.S. Government Agency Securities valued at $409,371, 0.63%-7.50%, due 07/15/29-09/20/70)
FICC - BANK OF NEW YORK
Issued 09/30/25, repurchase date 10/01/25		4.21%	10/01/25	3,000,351	3,000,000
(Collateralized by U.S. Government Agency Securities valued at $3,090,000, 2.00%-7.00%, due 10/01/34-09/01/55)
					3,400,000
OTHER REPURCHASE AGREEMENTS** 12.1%
BARCLAYS BANK PLC
Issued 09/30/25, repurchase date 10/01/25		4.17%	10/01/25	2,000,232	2,000,000
(Collateralized by U.S. Treasury Securities and common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $2,159,999, 0.00%-1.50%, due
02/15/53-01/01/00)

BNP PARIBAS SA
Issued 09/26/25, repurchase date 10/03/25		4.19%	10/03/25	2,401,955	2,400,000
(Collateralized by U.S. Government Agency Securities and common stocks,
ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $2,594,424, 3.36%-6.85%, due 12/25/27-10/15/42)

BOFA SECURITIES INC
Issued 09/24/25, repurchase date 01/26/26	(e)	4.63%	01/26/26	3,047,843	3,000,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $3,240,001, 0.00%, due 01/01/00) (SOFR + 0.50%)
CITIGROUP GLOBAL MARKETS INC
Issued 09/09/25, repurchase date 12/24/25	(e)	4.44%	12/24/25	3,647,064	3,600,000
(Collateralized by common stocks, ETFs, corporate bonds, asset backed securities, or non-agency collateralized mortgage obligations valued at $3,888,021, 0.00%, due 01/01/00) (SOFR + 0.31%)

Schwab Ultra-Short Income ETF
Portfolio Holdings (Unaudited) continued

ISSUER	FOOTNOTES	RATE	MATURITY DATE	MATURITY AMOUNT ($)	VALUE ($)
WELLS FARGO SECURITIES LLC
Issued 09/10/25, repurchase date 04/08/26		4.83%	04/08/26	3,701,430	3,600,000
(Collateralized by U.S. Government Agency Securities valued at $4,140,000, 11.81%, due 05/15/35)
					14,600,000
Total Repurchase Agreements (Cost $18,000,000)					18,000,000
Total Investments in Securities (Cost $120,218,339)					120,357,139

*	Collateralized via U.S. Government Agency Securities or less frequently by higher rated U.S. Treasury Securities.
**
Collateralized via common stocks, ETFs, corporate bonds, asset backed securities, American depositary receipts, or non-agency collateralized mortgage obligations or less frequently by higher rated U.S. Government Agency Securities and/ or U.S. Treasury Securities. Securities without a stated maturity date, such as common stocks, ETFs,
American depositary receipts and perpetual bonds, are represented by 01/01/00.

(a)
The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).

(b)	Fixed-to-Float security is in a fixed-rate coupon period.
(c)	Credit-enhanced or liquidity-enhanced.
(d)
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $35,771,303 or 29.5% of net assets.

(e)	Variable rate security; rate shown is effective rate at period end.
(f)	Zero coupon bond. When a security is purchased with a zero coupon rate the effective yield at the time of purchase is shown.
(g)
VRDN is a municipal security which allows holders to sell their security through a put or tender feature, at par value plus accrued interest. The interest rate resets on a periodic basis, the majority of which are weekly but may be daily or monthly. Unless a reference rate and spread is shown parenthetically, the Remarketing Agent, generally a dealer, determines the interest rate for the security at each interest rate reset date. The rate is typically based on the SIFMA Municipal Swap Index.

ETF —	Exchange-Traded Fund
FICC —	Fixed Income Clearing Corp
LOC —	Letter of credit
SIFMA —
Securities Industry and Financial Markets Association. The SIFMA Municipal Swap Index is a market index comprised of high-grade 7-day tax-exempt Variable Rate
Demand Obligations with certain characteristics.

SOFR —	Secured Overnight Financing Rate is published daily by the Federal Reserve Bank of New York and is based on the cost of borrowing cash overnight collateralized by U.S. Treasury securities.
VRDN —	Variable rate demand note
At September 30, 2025, all of the fund’s investment securities were classified as Level 2. The breakdown of the fund’s investments into categories is disclosed in the Portfolio Holdings (see notes to portfolio holdings for additional information).

Schwab Ultra-Short Income ETF
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Bonds and notes: Fixed income investments are generally valued using an evaluated price at the mid-point of the bid/ask spread provided by an approved, independent pricing service (mid-price). To determine the evaluated mid-price, a pricing service may use a variety of techniques and inputs. Techniques may include, but are not limited to, spread models that calculate an investment-specific price relative to a benchmark or yield curve models that establish a price based on yields of comparable bonds along a range of maturities.  Inputs differ by valuation approach and techniques, as appropriate, and examples of inputs may include, but are not limited to, interest rates, market conditions, comparable bonds, market trades, projected cash flows, credit reviews and issuer news.
● Short-term securities (60 days or less to maturity): Securities with remaining maturities of 60 days or less are generally valued at an evaluated price; however, such securities may be valued at their amortized cost if it approximates the security’s fair value.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments - Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2 or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab Ultra-Short Income ETF
Notes to Portfolio Holdings (Unaudited) (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of September 30, 2025, are disclosed in the fund’s Portfolio Holdings.
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